Material Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Schedule of Restricted Cash

	June 30, 2025	December 31, 2024
Cash restricted by asset-backed securitizations	$89,340	$45,880
Other restricted cash	13,818	389
Total restricted cash	$103,158	$46,269
Classified as:
Current asset	$20,317	$11,426
Non-current asset	82,841	34,843
Total	$103,158	$46,269